Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable
Schedule of accounts payable

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade creditors	4,893	3,443
Accounts payable to shareholders	1,563	1,716
Accounts payable to Board Members	632	1,387
Accounts payable to other related parties	617	673
Accounts payable to underwriters, promoters, and employees	2,856	901
Other accounts payable	6,257	1,953
Total accounts payable	16,818	10,073